Trading revenues (Tables)	6 Months Ended
Jun. 30, 2018
Trading revenues
in	2Q18	1Q18	2Q17	6M18	6M17
Trading revenues (CHF million)
Interest rate products	(301)	857	587	556	1,963
Foreign exchange products	(31)	184	703	153	1,237
Equity/index-related products	723	(327)	(953)	396	(1,871)
Credit products	65	34	(143)	99	(581)
Commodity and energy products	13	26	28	39	65
Other products	59	(196)	15	(137)	(2)
Trading revenues	528	578	237	1,106	811
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	6M18	6M17
Trading revenues (CHF million)
Interest rate products	559	1,955
Foreign exchange products	152	1,238
Equity/index-related products	336	(1,901)
Credit products	99	(581)
Commodity and energy products	39	65
Other products	(137)	(2)
Total	1,048	774
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.